LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Operating Lease Expense
	Year ended December 31,
	2024	2023	2022

Operating lease expenses *)	$2,984	$2,714	$2,054
Short-term lease expenses	515	560	355
Total lease expenses	$3,499	$3,274	$2,409

 *) Operating lease expenses were mainly paid in cash during the years ended December 31, 2024, 2023 and 2022.

Schedule of Future Lease Payments Under Operating Leases
2025	2,702
2026	2,035
2027	825
2028	735
2029 Onwards	784
Total future lease payments	7,081
Imputed interest	(510)
Total lease liability balance	$6,571